Employee Benefit Plans (Amounts to be Amortized in the Next Fiscal Year) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	$ 36
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	1
Regulated assets	(21)
Total	(56)
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	2
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	6
Regulated assets	(2)
Total	$ 2